UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

2012

Semi-Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

SEMI-ANNUAL REPORT
June 30, 2012

Al Frank Funds
85 Argonaut, Suite 220
Aliso Viejo, CA 92656
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
85 Argonaut, Suite 220, Aliso Viejo, CA 92656
alfrankfunds.com

Dear Shareholders,

It has been another roller-coaster ride this year for the equity markets, and investor sentiment as I pen these comments near the end of July has again turned sour. In fact, the widely-watched American Association of Individual Investors (AAII) Sentiment Survey for the week ended July 18, 2012 found that only 22.2% of investors were bullish on U.S. stocks for the next six months, while 41.8% were bearish. That was the fewest number of Bulls since the week ended August 26, 2010, when the S&P 500® Index closed at 1055. Though past performance is never a guarantee of future performance, we do not think it a great coincidence that the S&P 500® Index advanced more than 19% over the balance of that turbulent year to end at 1260.

It is fascinating that investors have shown such disdain for equities, despite their positive returns thus far in 2012, and such unabashed affection for fixed income instruments. Incredibly, yields on the 10-year U.S. Treasury bond have plunged to an all-time low below 1.4% as of July 24, 2012, while France just joined Germany and the Netherlands in issuing six-month sovereign debt at negative yields! It is reassuring from a contrarian perspective that there continues to be little enthusiasm for stocks, as evidenced by the Investment Company Institute reporting that year-to-date through July 18, 2012, a net $55.1 billion has flowed out of domestic stock mutual funds, and a net $165 billion has flowed into bond mutual funds.

Of course, we can’t overlook the fact that the second quarter ended decidedly in the red, eroding the handsome first-quarter rally, with the significant pickup in volatility undoubtedly sending more than a few skittish folks to the sidelines. While historians would note that the first-half advance was actually better than the long-term averages, given that stocks have returned 9.8% to 11.9% per annum from 1926-2011, according to data from market research firm Morningstar, we concede that the returns on our two Funds were below those of the S&P 500® Index and the Russell 3000® Index, the Fund’s benchmarks, which returned 9.49% and 9.32%, respectively, for the six months ended June 30, 2012. Looking at the numbers for the same period, the Al Frank Fund (VALUX) posted a 6.46% return, while the Al Frank Dividend Value Fund (VALDX) posted a 7.30% return.

Turning to performance attribution, during the first half of 2012, the Al Frank Fund (VALUX) benefited from both an overweight position and relatively better stock selection in the Consumer Discretionary sector. In addition, the Fund realized relatively better returns from stock selection in the Energy and Utilities sectors. Relatively poor stock selection within the Information Technology, Consumer Staples and Materials sectors, as well as an underweight position and relatively poor selection in Financials and an overweight position and weak selection in Industrials, pulled down aggregate performance.

VALUX’s beneficial individual stock picks in small- and mega-cap stocks could not overcome the relatively poor allocation effect within this stratum. In addition, micro-, mid- and large-cap names lagged those of the benchmark on a relative basis, due to a combination of allocation and selection effects. Looking at specific stocks, the top five positions that had the greatest positive impact on the portfolio during the first half of 2012 were M.D.C. Holdings, Inc., Seagate Technology PLC, Ship Finance International Limited, Apple Inc. and The Walt Disney Company. On the other side of the ledger, Chesapeake Energy Corp., Delta Apparel, Inc., American Software, Inc., Bristow Group Inc. and United Online, Inc., had the largest negative impact.

During the first two quarters of 2012, the Al Frank Dividend Value Fund (VALDX) benefited from an overweight position and relatively better stock selection in the Consumer Discretionary sector. In addition, the Fund realized relatively better returns from stock selection in the Energy and Industrials sectors. Relatively poor stock selection within the Financials and Telecommunication Services sectors, as well as an underweight position and weak selection in Information Technology, pulled down aggregate performance during the period. While VALDX realized relatively better stock selection in the micro- and small-caps, the material overweight in those spaces led to overall relative outperformance for the capitalizations. Mid-, large- and mega-cap names lagged those of the benchmark on a relative basis, due to a combination of allocation and selection effects.

Looking at specific stocks, the top five positions that had the largest positive impact on the portfolio during the first half of 2012 were Seagate Technology PLC, Ship Finance International Limited, Whirlpool Corp., Comcast Corp. and Aceto Corp. On the flip side, RadioShack Corp., United Online, Inc., Xytratex Ltd., Credit Suisse Group and Newmont Mining Corp., had the largest negative impact.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Walt Disney Co.	2.0%	Information Technology	17.6%
2	Cooper Tire & Rubber Co.	1.8%	Consumer Discretionary	14.9%
3	Norfolk Southern Corp.	1.8%	Energy	12.6%
4	McKesson Corp.	1.7%	Industrials	11.9%
5	MDC Holdings, Inc.	1.7%	Health Care	11.7%
6	Microsoft Corp.	1.7%	Financials	11.1%
7	Comcast Corp.	1.7%	Materials	6.2%
8	Home Depot, Inc.	1.6%	Consumer Staples	6.0%
9	Abbott Laboratories	1.6%	Securities Lending Collateral	5.0%
10	Exxon Mobil Corp.	1.6%	Short-Term Investments	2.7%
11	Stage Stores, Inc.	1.6%	Telecommunication Services	2.6%
12	Seagate Technology PLC	1.5%	Utilities	1.5%
13	BB&T Corp.	1.5%	Commercial Services	1.4%
14	DTE Energy Co.	1.5%
15	Protective Life Corp.	1.5%

As of June 30, 2012. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION OF EQUITY HOLDINGS BY MARKET CAPITALIZATION
Market capitalization is subject to change.

SOURCE: Al Frank using Bloomberg

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Aceto Corp.	2.2%	Information Technology	16.6%
2	Protective Life Corp.	2.0%	Consumer Discretionary	16.0%
3	Comcast Corp.	2.0%	Industrials	13.7%
4	McKesson Corp.	1.9%	Financials	11.5%
5	Seagate Technology PLC	1.9%	Energy	10.6%
6	Intel Corp.	1.8%	Health Care	9.7%
7	Home Depot, Inc.	1.8%	Materials	6.9%
8	Cooper Tire & Rubber Co.	1.8%	Consumer Staples	6.2%
9	MDC Holdings, Inc.	1.8%	Utilities	2.6%
10	Whirlpool Corp.	1.8%	Telecommunication Services	2.5%
11	Walt Disney Co.	1.7%	Short-Term Investments	2.1%
12	Abbott Laboratories	1.6%	Commercial Services	1.0%
13	DTE Energy Co.	1.6%	Retail Trade	0.8%
14	BB&T Corp.	1.6%
15	Merck & Co., Inc.	1.6%

As of June 30, 2012. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION OF EQUITY HOLDINGS BY MARKET CAPITALIZATION
Market capitalization is subject to change.

SOURCE: Al Frank using Bloomberg

*****

There is little doubt that had equity returns not been in the double-digit range three months into 2012, and had the drama in Europe been, well, less dramatic, we suspect that many investors would be feeling much more optimistic. To be fair, it is also hard to find fault with those fretting about all of the uncertainty, what with the hotly-contested fall elections now less than four months away. In addition, there is much consternation about the strength of the U.S. economy and the health of corporate profits.

Illustrating the questions about the outlook for the balance of the year and beyond, consider that the minutes from the June meeting of the Federal Open Market Committee found that “a few members expressed the view that further policy stimulus likely would be necessary to promote satisfactory growth in employment and to ensure that the inflation rate would be at the committee’s goal,” while other Fed members “indicated that additional efforts could be warranted if the economic recovery were to lose momentum.”

That meeting of Ben Bernanke and others took place prior to the release of the disappointing jobs report on July 6, but the Federal Reserve last month projected that the U.S. economy will grow by 1.9% to 2.4% this year and 2.2% to 2.8% next year, with the unemployment rate dropping below 8% next year. Those numbers do not seem much different than the consensus forecasts of prominent economists. The latest Wall Street Journal poll (conducted after the unemployment news) saw an average U.S. Gross Domestic Product (GDP) growth projection of 2% for all of 2012. Interestingly, of the 50 economists who responded to the survey, 23 predicted that the Federal Reserve will engage in another round of quantitative easing (QE3) this year, while 24 did not think the Federal Reserve will act, echoing the difference of opinion among the members of the Federal Open Market Committee.

Looking at corporate top and bottom lines, the second quarter reporting season got off to a decent start with earnings coming in generally better than expected, even as revenue was on the disappointing side and guidance being offered was guarded. Still, we thought Standard & Poor’s (S&P) offered some valuable perspective. The data provider recently reported that for its widely-followed S&P 500® Index, Q1,’12 set an all time “As Reported (GAAP – Generally Accepted Accounting Principles)” earnings per share record, as well as a cash-flow record, while Q2,’12 earnings estimates were a tick above Q2,’11.  Interestingly, Q2,’11 was the second best quarter in history, so an earnings beat in Q2,’12 could make it the best quarter in history, a title currently held by Q3,’11.

S&P now projects full-year-2012 S&P 500® Index bottom-up operating earnings per share of $102.90, with the estimate for 2013 standing at $116.48. With the benchmark gauge near 1325, the S&P 500® Index is trading at a very reasonable 13 times the 2012 projection and 11.5 times the 2013 forecast. Of course, estimates have been coming down as the slowing economies in Asia and Europe will impact the top and bottom lines of multinational players, while the strengthening dollar weakens the value of sales and earnings generated in the euro and other foreign currencies.

Clearly, the simmering sovereign debt crisis in Europe, the uncertainty associated with the looming ‘Fiscal Cliff’ in the U.S. and concerns about slowing GDP numbers around the world are very real headwinds, but in addition to the decent growth still projected for U.S. corporate profits, the global economy is still likely to grow 3.5% this year and 3.9% in 2013, according to the latest (as of July 16) World Economic Outlook from the International Monetary Fund.

Also, we can’t forget that dividend yields on stocks have remained very compelling in the current record-low-interest-rate environment. To be sure, we are favoring dividends (provided the payer is also undervalued) in a major way, and we’ve recently discussed the reasons why this is the case in our most recent Special Report (please visit our website at afamcapital.com) entitled The Season for Dividends.

*****

Al Frank Fund

AVERAGE ANNUAL TOTAL RETURN AS OF 6.30.12
	Al Frank Fund –	Al Frank Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	-3.53%	-3.30%	3.84%	5.45%
5 years	-3.13%	-2.87%	0.39%	0.22%
10 years	6.60%	N/A	5.81%	5.33%
Since 1.2.98 inception	9.23%	-0.43%	4.51%	4.18%

*	Commencement of operations on April 30, 2006.

Total Annual Fund Operating Expenses: Investor Class - 1.68%; Advisor Class - 1.43%
Net Annual Fund Operating Expenses: Investor Class - 1.50%; Advisor Class - 1.25%
The advisor has contractually agreed to waive fees through April 30, 2013.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable
sales charge or redemption fees. This chart does not
imply any future performance.

Al Frank Dividend Value Fund

AVERAGE ANNUAL TOTAL RETURN AS OF 6.30.12
	Al Frank Dividend	Al Frank Dividend
	Value Fund –	Value Fund –	Russell	S&P 500®
	Investor Class	Advisor Class*	3000® Index	Index
1 year	-1.28%	-1.09%	3.84%	5.45%
5 years	-2.57%	-2.34%	0.39%	0.22%
Since 9.30.04 inception	3.69%	0.20%	5.17%	4.77%

*	Commencement of operations on April 30, 2006.

Total Annual Fund Operating Expenses: Investor Class - 2.42%; Advisor Class - 2.17%
Net Annual Fund Operating Expenses: Investor Class - 1.99%; Advisor Class - 1.74%
The advisor has contractually agreed to waive fees through April 30, 2013.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

While we remain pleased with our long-term performance record, we recognize that we will not always be able to top the Russell 3000® Index in the short run. On this point, we concede that the major market averages actually are performing better this year, as they did last year, but we should point out that value-oriented strategies, like the one we have embraced for more than 35 years, generally have struggled, relatively speaking, over the past 18 months or so.

Looking at freely available market data from Professors Eugene F. Fama and Kenneth R. French (http://mba.tuck.dartmouth.edu/ pages/faculty/ken.french/Data_Library/f-f_factors.html), on a value-weighted basis, Small-Cap Value stocks actually have a total return (not annualized) of 2.51% over the 18 months from December 2010 to June 2012, while Small-Cap Growth stocks have gained 8.57%. The divergence is even grander in the Large-Cap arena as over the same time span, Large-Cap Value stocks have declined -2.48% while Large-Cap Growth stocks actually advanced 15.46%. While the Fama/French methodology divides Value and Growth stocks based on the price-to-book value fundamental metric (actually the Professors flip the ratio, so the higher book value-to-price stocks are Value and the lower are Growth), it is our experience from studying years of market history that stocks trading for low multiples of earnings and sales have generally outperformed over the long-term. Not surprisingly then, the fundamental screens we have long been using in the hunt for undervalued stocks focus a good deal on these valuation criteria.

We like to use the fishing analogy that our objective fundamental analyses point us to what we believe are the best ponds in which to cast our lines, while the subjective skill of the angler is then needed to target the best catch. Unfortunately, the fishing has not been so good since the end of 2010 and we’ve redoubled our efforts in order to avoid reeling in old boots, tires and other crud, especially as the least expensive 20% of stocks in our coverage universe have actually generated the lowest returns over the past 18 months. The sweet spot, if we can call it that, given the below-par returns posted by the average stock during the time span, has been in the third and fourth (more expensive) quintiles, which makes some sense given the outperformance of Growth over Value.

With the usual caveats that past performance is no guarantee of future performance, we need look no further than the historical evidence to see why we continue to favor value stocks in the long-term performance derby. Fama-French data show that on a value-weighted basis, Small-Cap Value stocks have turned in an annualized rate of return of 14.8% from July 1926 through June 2012, while

Small-Cap Growth stocks posted an 8.7% per annum return. It has been a similar story for Large-Cap stocks as Value (11.6% per year) has trumped Growth (9.4% per year).

Alas, Value has endured many a dry spell and our history is filled with more than a few miserable years (1998, 2002, 2007 & 2008), but time and again we have been rewarded in the fullness of time for sticking with our disciplined approach during the lean periods. It is what has led to our competitive long-term performance record and why I continue to invest my own money right alongside that of our shareholders in both of our Funds as well as in our separately managed Buckingham Portfolio, one of the portfolios tracked in The Prudent Speculator newsletter.

*****

We sincerely appreciate your patience and all of us at AFAM | Innealta Capital thank you for your continued loyalty and patronage.

We pride ourselves on our educational heritage and we are always striving to keep shareholders and prospective shareholders abreast of our thinking. While many are receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus. Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible. Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments included in this report.

Diversification does not assure a profit or protect against loss in a declining market.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and difference in accounting methods.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies.  It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Gross Domestic Product (GDP) is the amount of goods and services produced in a year, in a country.

Price to book ratio is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Al Frank Funds are distributed by Quasar Distributors, LLC.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2012 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/12– 6/30/12).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual	$1,000.00	$1,064.60	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47
*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual	$1,000.00	$1,066.00	$6.37
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22
*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2012 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual	$1,000.00	$1,073.00	$10.21
Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92
*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual	$1,000.00	$1,073.30	$8.92
Hypothetical (5% return before expenses)	$1,000.00	$1,016.26	$8.67
*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

Al Frank Fund at June 30, 2012

Al Frank Dividend Value Fund at June 30, 2012

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares	COMMON STOCKS: 97.51%	Value
	COMMERCIAL SERVICES: 1.36%
	Professional Services: 1.36%
30,000	Manpower, Inc.	$1,099,500
	Total Commercial Services (Cost $1,199,536)	1,099,500

	CONSUMER DISCRETIONARY: 14.94%
	Auto Components: 1.85%
85,000	Cooper Tire & Rubber Co.	1,490,900

	Hotels, Restaurants & Leisure: 0.80%
25,000	Royal Caribbean Cruises Ltd. (b)	650,750

	Household Durables: 2.80%
43,000	M.D.C. Holdings, Inc. (c)	1,404,810
14,000	Whirlpool Corp.	856,240
		2,261,050
	Leisure Equipment & Products: 1.09%
26,000	Hasbro, Inc.	880,620

	Media: 3.64%
42,000	Comcast Corp. – Class A	1,342,740
33,000	Walt Disney Co.	1,600,500
		2,943,240
	Specialty Retail: 4.20%
25,000	Home Depot, Inc.	1,324,750
70,000	Stage Stores, Inc.	1,282,400
60,000	Staples, Inc.	783,000
		3,390,150
	Textiles, Apparel & Luxury Goods: 0.56%
32,970	Delta Apparel, Inc. (a)	450,370
	Total Consumer Discretionary (Cost $9,165,856)	12,067,080

	CONSUMER STAPLES: 6.00%
	Food & Staples Retailing: 2.22%
30,000	Walgreen Co.	887,400
13,000	Wal-Mart Stores, Inc.	906,360
		1,793,760
	Food Products: 3.78%
38,000	Archer-Daniels-Midland Co.	1,121,760
27,000	Kraft Foods, Inc. – Class A	1,042,740
47,000	Tyson Foods, Inc. – Class A	885,010
		3,049,510
	Total Consumer Staples (Cost $3,503,995)	4,843,270

	ENERGY: 12.61%
	Energy Equipment & Services: 1.33%
15,000	Baker Hughes, Inc.	616,500
7,700	Diamond Offshore Drilling, Inc.	455,301
		1,071,801
	Marine Shipping: 1.45%
75,000	Ship Finance International Ltd. (b) (c)	1,172,250

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value
	ENERGY: 12.61% (Continued)
	Oil, Gas & Consumable Fuels: 8.57%
10,000	Apache Corp.	$878,900
20,000	Eni S.p.A – ADR	850,400
15,000	Exxon Mobil Corp.	1,283,550
36,000	Marathon Oil Corp.	920,520
25,000	Marathon Petroleum Corp.	1,123,000
60,000	Nexen, Inc. (b)	1,013,400
19,000	Total SA – ADR	854,050
		6,923,820
	Oilfield Services/Equipment: 1.26%
25,000	Bristow Group, Inc.	1,016,750
	Total Energy (Cost $7,834,993)	10,184,621

	FINANCIALS: 11.11%
	Capital Markets: 2.24%
20,000	Ameriprise Financial, Inc.	1,045,200
35,000	Bank of New York Mellon Corp.	768,250
		1,813,450
	Commercial Banks: 3.91%
40,000	BB&T Corp.	1,234,000
80,000	TCF Financial Corp.	918,400
30,000	Wells Fargo & Co.	1,003,200
		3,155,600
	Diversified Financial Services: 1.33%
30,000	JPMorgan Chase & Co.	1,071,900

	Insurance: 2.36%
40,000	Protective Life Corp.	1,176,400
15,000	Prudential Financial, Inc.	726,450
		1,902,850
	Real Estate Investment Trusts (REITs): 1.27%
55,000	BioMed Realty Trust, Inc.	1,027,400
	Total Financials (Cost $6,401,996)	8,971,200

	HEALTH CARE: 11.72%
	Health Care Equipment & Supplies: 3.43%
18,000	Baxter International, Inc.	956,700
19,000	Covidien PLC (b)	1,016,500
93,668	Palomar Medical Technologies, Inc. (a)	796,178
		2,769,378
	Health Care Providers & Services: 4.44%
26,000	Aetna, Inc.	1,008,020
15,000	McKesson Corp.	1,406,250
20,000	Unitedhealth Group, Inc.	1,170,000
		3,584,270
	Life Sciences Tools & Services: 1.29%
20,000	Thermo Fisher Scientific, Inc.	1,038,200

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value
	HEALTH CARE: 11.72% (Continued)
	Pharmaceuticals: 2.56%
20,000	Abbott Laboratories	$1,289,400
14,000	Novartis AG – ADR	782,600
		2,072,000
	Total Health Care (Cost $6,083,705)	9,463,848

	INDUSTRIALS: 11.91%
	Aerospace & Defense: 4.61%
11,000	General Dynamics Corp.	725,560
13,000	L-3 Communications Holdings, Inc.	962,130
11,000	Lockheed Martin Corp.	957,880
19,000	Raytheon Co.	1,075,210
		3,720,780
	Construction & Engineering: 0.94%
60,000	Tutor Perini Corp. (a)	760,200

	Environmental Services: 1.24%
30,000	Waste Management Inc.	1,002,000

	Machinery: 2.45%
50,000	Briggs & Stratton Corp. (c)	874,500
28,000	Eaton Corp.	1,109,640
		1,984,140
	Marine: 0.89%
216,632	Navios Maritime Holdings Inc. (b) (c)	719,218

	Road & Rail: 1.78%
20,000	Norfolk Southern Corp.	1,435,400
	Total Industrials (Cost $8,681,386)	9,621,738

	INFORMATION TECHNOLOGY: 17.55%
	Communications Equipment: 1.38%
65,000	Cisco Systems, Inc.	1,116,050

	Computers & Peripherals: 4.31%
1,800	Apple Inc. (a)	1,051,200
20,000	Hewlett Packard Co.	402,200
50,000	Seagate Technology PLC (b)	1,236,500
70,000	Xyratex Ltd. (b)	791,700
		3,481,600
	Electronic Equipment, Instruments & Components: 1.73%
50,000	Benchmark Electronics, Inc. (a)	697,500
40,000	Ingram Micro, Inc. – Class A (a)	698,800
		1,396,300
	Internet Software & Services: 0.92%
175,000	United Online, Inc.	738,500

	IT Services: 1.45%
6,000	International Business Machines Corp.	1,173,480

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value
	INFORMATION TECHNOLOGY: 17.55% (Continued)
	Semiconductors & Semiconductor Equipment: 3.68%
70,000	Alpha & Omega Semiconductor Ltd. (a) (b)	$640,500
35,000	Intel Corp.	932,750
30,000	Microchip Technology, Inc. (c)	992,400
75,000	Stmicroelectronics N.V. – ADR	408,000
		2,973,650
	Software: 4.08%
70,000	Activision Blizzard, Inc.	839,300
136,000	American Software, Inc. – Class A	1,081,200
45,000	Microsoft Corp.	1,376,550
		3,297,050
	Total Information Technology (Cost $12,374,334)	14,176,630

	MATERIALS: 6.19%
	Chemicals: 2.05%
15,000	Celanese Corp. – Class A	519,300
15,000	E.I. Du Pont de Nemours and Co.	758,550
20,000	OM Group, Inc. (a)	380,000
		1,657,850
	Construction Materials: 0.44%
287,000	Smith-Midland Corp. (a) (e)	358,750

	Metals & Mining: 3.70%
15,000	BHP Billiton Ltd. – ADR	979,500
25,000	Freeport-McMoRan Copper & Gold, Inc.	851,750
75,000	Yamana Gold, Inc. (b)	1,155,000
		2,986,250
	Total Materials (Cost $3,651,907)	5,002,850

	TELECOMMUNICATION SERVICES: 2.65%
	Diversified Telecommunication Services: 2.65%
50,000	Nippon Telegraph & Telephone Corp. – ADR	1,157,000
220,000	Portugal Telecom, SGPS, S.A. – ADR	979,000
		2,136,000
	Total Telecommunication Services (Cost $2,261,980)	2,136,000

	UTILITIES: 1.47%
	Multi-Utilities: 1.47%
20,000	DTE Energy Co.	1,186,600
	Total Utilities (Cost $942,579)	1,186,600
	Total Common Stocks (Cost $62,102,267)	78,753,337

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 2.66%	Value
	Money Market Fund: 2.66%
2,148,164	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (d)	$2,148,164
	Total Short-Term Investments (Cost $2,148,164)	2,148,164

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 5.03%
4,068,752	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (d) (Cost $4,068,752)	4,068,752

	Total Investments (Cost ($68,319,183): 105.20%	84,970,253
	Liabilities in Excess of Other Assets: (5.20)%	(4,202,048)
	Net Assets: 100.00%	$80,768,205

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $3,999,597 at June 30, 2012. See Note 9 in Notes to Financial Statements.
(d)	Rate shown is the 7-day yield as of June 30, 2012.
(e)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 5 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares	COMMON STOCKS: 98.10%	Value
	COMMERCIAL SERVICES: 1.00%
	Professional Services: 1.00%
4,000	Manpower, Inc.	$146,600
	Total Commercial Services (Cost $169,042)	146,600

	CONSUMER DISCRETIONARY: 15.97%
	Auto Components: 1.80%
15,000	Cooper Tire & Rubber Co.	263,100

	Household Durables: 3.56%
8,000	M.D.C. Holdings, Inc.	261,360
4,250	Whirlpool Corp.	259,930
		521,290
	Leisure Equipment & Products: 1.04%
4,500	Hasbro, Inc.	152,415

	Media: 4.58%
9,000	Comcast Corp. – Class A	287,730
5,000	Walt Disney Co.	242,500
18,000	World Wrestling Entertainment, Inc. – Class A	140,760
		670,990
	Specialty Retail: 4.99%
5,000	Home Depot, Inc.	264,950
14,000	Radioshack Corp.	53,760
12,500	Stage Stores, Inc.	229,000
14,000	Staples, Inc.	182,700
		730,410
	Total Consumer Discretionary (Cost $2,146,010)	2,338,205

	CONSUMER STAPLES: 6.23%
	Food & Staples Retailing: 2.54%
5,500	Walgreen Co.	162,690
3,000	Wal-Mart Stores, Inc.	209,160
		371,850
	Food Products: 3.69%
6,000	Archer-Daniels-Midland Co.	177,120
5,000	Kraft Foods, Inc. – Class A	193,100
9,000	Tyson Foods, Inc. – Class A	169,470
		539,690
	Total Consumer Staples (Cost $788,879)	911,540

	ENERGY: 10.65%
	Energy Equipment & Services: 0.93%
2,300	Diamond Offshore Drilling, Inc.	135,999

	Marine Shipping: 1.49%
14,000	Ship Finance International Ltd. (a)	218,820

	Oil, Gas & Consumable Fuels: 7.26%
1,400	Apache Corp.	123,046
6,000	Chesapeake Energy Corp.	111,600
3,800	Eni S.p.A – ADR	161,576
2,400	Exxon Mobil Corp.	205,368

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value
	ENERGY: 10.65% (Continued)
	Oil, Gas & Consumable Fuels: 7.26% (Continued)
6,500	Marathon Oil Corp.	$166,205
3,250	Marathon Petroleum Corp.	145,990
3,300	Total SA – ADR	148,335
		1,062,120
	Oilfield Services/Equipment: 0.97%
3,500	Bristow Group, Inc.	142,345
	Total Energy (Cost $1,439,562)	1,559,284

	FINANCIALS: 11.51%
	Capital Markets: 2.30%
4,000	Ameriprise Financial, Inc.	209,040
7,000	Credit Suisse Group AG – ADR	128,310
		337,350
	Commercial Banks: 1.58%
7,500	BB&T Corp.	231,375

	Diversified Financial Services: 1.22%
5,000	JPMorgan Chase & Co.	178,650

	Insurance: 2.94%
10,000	Protective Life Corp.	294,100
2,800	Prudential Financial, Inc.	135,604
		429,704
	Investment Banks/Brokers: 1.05%
1,600	Goldman Sachs Group, Inc.	153,376

	Thrifts & Mortgage Finance: 2.42%
30,000	Hudson City Bancorp, Inc.	191,100
13,000	New York Community Bancorp, Inc.	162,890
		353,990
	Total Financials (Cost $1,852,947)	1,684,445

	HEALTH CARE: 9.68%
	Health Care Equipment & Supplies: 2.55%
3,500	Baxter International, Inc.	186,025
3,500	Covidien PLC (a)	187,250
		373,275
	Health Care Providers & Services: 2.98%
4,000	Aetna, Inc.	155,080
3,000	McKesson Corp.	281,250
		436,330
	Pharmaceuticals: 4.15%
3,700	Abbott Laboratories	238,539
5,500	Merck & Co., Inc.	229,625
2,500	Novartis AG – ADR	139,750
		607,914
	Total Health Care (Cost $1,014,670)	1,417,519

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value
	INDUSTRIALS: 13.68%
	Aerospace & Defense: 4.04%
2,300	L-3 Communications Holdings, Inc.	$170,223
2,500	Lockheed Martin Corp.	217,700
3,600	Raytheon Co.	203,724
		591,647
	Environmental Services: 1.37%
6,000	Waste Management Inc.	200,400

	Industrial Conglomerates: 1.16%
1,900	3M Co.	170,240

	Machinery: 2.59%
9,400	Briggs & Stratton Corp.	164,406
5,400	Eaton Corp.	214,002
		378,408
	Marine: 1.13%
50,000	Navios Maritime Holdings Inc. (a)	166,000

	Road & Rail: 1.23%
2,500	Norfolk Southern Corp.	179,425

	Trading Companies & Distributors: 2.16%
35,000	Aceto Corp.	316,050
	Total Industrials (Cost $1,733,973)	2,002,170

	INFORMATION TECHNOLOGY: 16.56%
	Communications Equipment: 2.28%
12,000	Cisco Systems, Inc.	206,040
14,000	Telefonaktiebolaget LM Ericsson – ADR	127,820
		333,860
	Computers & Peripherals: 4.26%
6,000	Lexmark International, Inc. – Class A	159,480
11,000	Seagate Technology PLC (a)	272,030
17,000	Xyratex Ltd. (a)	192,270
		623,780
	Electronic Equipment, Instruments & Components: 1.06%
12,000	Corning, Inc.	155,160

	Internet Software & Services: 0.97%
33,500	United Online, Inc.	141,370

	IT Services: 1.47%
1,100	International Business Machines Corp.	215,138

	Semiconductors & Semiconductor Equipment: 3.81%
10,000	Intel Corp.	266,500
5,600	Microchip Technology, Inc.	185,248
19,500	Stmicroelectronics N.V. – ADR	106,080
		557,828

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares		Value
	INFORMATION TECHNOLOGY: 16.56% (Continued)
	Software: 2.71%
14,000	Activision Blizzard, Inc.	$167,860
7,500	Microsoft Corp.	229,425
		397,285
	Total Information Technology (Cost $2,150,217)	2,424,421

	MATERIALS: 6.88%
	Chemicals: 1.38%
4,000	E.I. Du Pont de Nemours and Co.	202,280

	Metals & Mining: 4.41%
2,500	BHP Billiton Ltd. – ADR	163,250
5,800	Freeport-McMoRan Copper & Gold, Inc.	197,606
2,700	Newmont Mining Corp.	130,977
10,000	Yamana Gold, Inc. (a)	154,000
		645,833
	Steel: 1.09%
4,200	Nucor Corp.	159,180
	Total Materials (Cost $833,510)	1,007,293

	RETAIL TRADE: 0.81%
	Health and Personal Care Stores: 0.81%
9,701	PetMed Express, Inc.	117,964
	Total Retail Trade (Cost $113,162)	117,964

	TELECOMMUNICATION SERVICES: 2.48%
	Diversified Telecommunication Services: 2.48%
8,000	Nippon Telegraph & Telephone Corp. – ADR	185,120
40,000	Portugal Telecom, SGPS, S.A. – ADR	178,000
		363,120
	Total Telecommunication Services (Cost $392,722)	363,120

	UTILITIES: 2.65%
	Electric Utilities: 1.03%
4,000	Exelon Corp.	150,480

	Multi-Utilities: 1.62%
4,000	DTE Energy Co.	237,320
	Total Utilities (Cost $349,810)	387,800
	Total Common Stocks (Cost $12,984,504)	14,360,361

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 2.07%	Value
	Money Market Fund: 2.07%
303,133	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (b)	$303,133
	Total Short-Term Investments (Cost $303,133)	303,133

	Total Investments (Cost ($13,287,637): 100.17%	14,663,494
	Liabilities in Excess of Other Assets: (0.17)%	(24,885)
	Net Assets: 100.00%	$14,638,609

ADR – American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (S&P) and is licensed for use by Al Frank Asset Management, Inc.  Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representation with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness to a particular purpose with respect to any of such standard or classification.  Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in the making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2012 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $68,065,257 and $13,287,637, respectively)1	$84,611,503	$14,663,494
Affiliates (cost $253,926 and $0, respectively)	358,750	—
Total investments in securities, at value
(cost $68,319,183 and $13,287,637, respectively)	84,970,253	14,663,494
Cash	5,500	—
Receivables:
Dividends and interest	108,876	20,953
Dividend tax reclaim	2,186	380
Fund shares sold	7,198	—
Securities lending	1,208	—
Prepaid expenses	18,817	13,062
Total assets	85,114,038	14,697,889
LIABILITIES
Payables:
Collateral on securities loaned	4,068,752	—
Fund shares redeemed	84,585	—
Due to advisor	47,748	4,056
Transfer agent fees and expenses	41,667	15,496
Administration fees	34,578	8,969
Distribution fees	15,441	3,146
Shareholder reporting expenses	19,501	3,463
Audit fees	9,364	9,360
Fund accounting fees	16,894	11,762
Custody fees	2,179	490
Chief Compliance Officer fee	2,104	1,868
Accrued expenses	3,020	670
Total liabilities	4,345,833	59,280
NET ASSETS	$80,768,205	$14,638,609
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$77,405,021	$14,304,517
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,556,818	1,216,645
Net asset value, offering and redemption price per share	$21.76	$11.76
Advisor Class
Net assets applicable to shares outstanding	$3,363,184	$334,092
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	154,187	28,494
Net asset value, offering and redemption price per share	$21.81	$11.72
COMPONENTS OF NET ASSETS
Paid-in capital	$61,138,440	$12,788,992
Undistributed net investment income	547,111	100,433
Accumulated net realized gain on investments	2,431,535	373,327
Net unrealized appreciation on investments	16,651,119	1,375,857
Net assets	$80,768,205	$14,638,609
1 Includes loaned securities with a market value of	$3,999,597	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2012 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of withholding taxes and issuance fees of $41,406 and $6,818 and $9,036 and $1,384, respectively)	$1,146,619	$246,657
Interest	1,001	165
Securities lending	35,814	—
Total income	1,183,434	246,822
Expenses
Advisory fees (Note 4)	429,856	74,709
Distribution fees – Investor Class (Note 6)	103,301	18,290
Transfer agent fees and expenses (Note 4)	65,574	26,645
Administration fees (Note 4)	48,231	13,441
Fund accounting fees (Note 4)	24,141	17,865
Registration expense	14,122	13,041
Reports to shareholders	10,415	1,964
Audit fees	9,365	9,360
Legal fees	5,145	3,716
Insurance	4,583	1,951
Trustee fees	4,555	2,782
Custody fees (Note 4)	4,363	1,799
Miscellaneous	4,199	1,677
Chief Compliance Officer fee (Note 4)	3,104	2,868
Total expenses	730,954	190,108
Less: Advisory fees waived by advisor (Note 4)	(94,631)	(42,572)
Net expenses	636,323	147,536
Net investment income	547,111	99,286
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,784,834	467,285
Net change in unrealized appreciation on investments	3,176,480	481,189
Net realized and unrealized gain on investments	4,961,314	948,474
Net increase in net assets resulting from operations	$5,508,425	$1,047,760

The accompanying notes are an integral part of these financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$547,111	$593,456
Net realized gain on investments	1,784,834	16,945,208
Net change in unrealized appreciation/(depreciation) on investments	3,176,480	(21,902,892)
Net increase/(decrease) in net assets resulting from operations	5,508,425	(4,364,228)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(674,067)
Advisor Class	—	(29,357)
From net realized gain on investments
Investor Class	—	(18,181,414)
Advisor Class	—	(583,191)
Total distributions to shareholders	—	(19,468,029)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(8,793,952)	(3,062,473)
Total decrease in net assets	(3,285,527)	(26,894,730)

NET ASSETS
Beginning of period	84,053,732	110,948,462
End of period	$80,768,205	$84,053,732
Accumulated net investment income	$547,111	$—

(a)   A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	61,096	$1,339,120	154,845	$4,232,760
Shares issued on reinvestment of distributions	—	—	866,458	17,753,717
Shares redeemed*	(475,601)	(10,432,922)	(941,551)	(24,660,186)
Net decrease	(414,505)	$(9,093,802)	79,752	$(2,673,709)
* Net of redemption fees of		$833		$4,926

Advisor Class
	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	27,818	$622,801	18,114	$420,012
Shares issued on reinvestment of distributions	—	—	29,443	603,871
Shares redeemed	(14,699)	(322,951)	(51,375)	(1,412,647)
Net decrease	13,119	$299,850	(3,818)	$(388,764)

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$99,286	$139,124
Net realized gain on investments	467,285	1,424,609
Net change in unrealized appreciation(depreciation) on investments	481,189	(2,257,732)
Net increase/(decrease) in net assets resulting from operations	1,047,760	(693,999)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(141,125)
Advisor Class	—	(3,187)
Total distributions to shareholders	—	(144,312)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(900,395)	(2,870,445)
Total increase/(decrease) in net assets	147,365	(3,708,756)

NET ASSETS
Beginning of period	14,491,244	18,200,000
End of period	$14,638,609	$14,491,244
Accumulated net investment income	$100,433	$1,147

(a)    A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	25,842	$313,164	48,845	$558,228
Shares issued on reinvestment of distributions	—	—	12,154	133,933
Shares redeemed*	(105,652)	(1,243,544)	(309,964)	(3,489,639)
Net decrease	(79,810)	$(930,380)	(248,965)	$(2,797,478)
* Net of redemption fees of		$79		$1,267

Advisor Class
	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,649	$29,985	2,830	$30,992
Shares issued on reinvestment of distributions	—	—	290	3,187
Shares redeemed	—	—	(9,318)	(107,146)
Net increase/(decrease)	2,649	$29,985	(6,198)	$(72,967)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$20.44		$27.49	$23.24	$17.33	$30.98	$32.84

Income from investment operations:
Net investment income^	0.14		0.16	0.07	0.14	0.14	0.04
Net realized and unrealized gain/(loss) on investments	1.18		(1.42)	4.26	5.93	(13.65)	1.34
Total from investment operations	1.32		(1.26)	4.33	6.07	(13.51)	1.38

Less distributions:
From net investment income	—		(0.21)	(0.08)	(0.16)	(0.14)	(0.05)
From net realized gain on investments	—		(5.58)	—	—	—	(3.19)
	—		(5.79)	(0.08)	(0.16)	(0.14)	(3.24)

Redemption fees retained^	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$21.76		$20.44	$27.49	$23.24	$17.33	$30.98

Total return	6.46	%+	-4.64%	18.65%	35.02%	-43.60%	4.05%

Ratios/supplemental data:
Net assets, end of period (thousands)	$77,405		$81,168	$106,961	$116,326	$102,834	$240,064
Ratio of expenses to average net assets:
Before fee waivers	1.71	%**	1.67%	1.66%	1.67%	1.65%	1.58%
After fee waivers	1.49	%**	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:
Before fee waivers	1.04	%**	0.40%	0.13%	0.54%	0.39%	0.02%
After fee waivers	1.26	%**	0.58%	0.30%	0.72%	0.55%	0.11%
Portfolio turnover rate	3.13	%+	34.88%	18.75%	8.43%	6.19%	1.70%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$20.46		$27.52	$23.27	$17.35	$31.05	$32.90

Income from investment operations:
Net investment income^	0.17		0.22	0.13	0.19	0.21	0.13
Net realized and unrealized gain/(loss) on investments	1.18		(1.42)	4.27	5.94	(13.70)	1.34
Total from investment operations	1.35		(1.20)	4.40	6.13	(13.49)	1.47

Less distributions:
From net investment income	—		(0.28)	(0.15)	(0.21)	(0.22)	(0.14)
From net realized gain on investments	—		(5.58)	—	—	—	(3.19)
	—		(5.86)	(0.15)	(0.21)	(0.22)	(3.33)

Redemption fees retained	—		—	0.00 ^#	—	0.01 ^	0.01

Net asset value, end of period	$21.81		$20.46	$27.52	$23.27	$17.35	$31.05

Total return	6.60	%+	-4.40%	18.92%	35.36%	-43.41%	4.35%

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,363		$2,886	$3,987	$5,614	$3,815	$8,078
Ratio of expenses to average net assets:
Before fee waivers	1.46	%**	1.42%	1.41%	1.42%	1.40%	1.33%
After fee waivers	1.24	%**	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.32	%**	0.64%	0.38%	0.79%	0.65%	0.28%
After fee waivers	1.54	%**	0.82%	0.55%	0.97%	0.81%	0.37%
Portfolio turnover rate	3.13	%+	34.88%	18.75%	8.43%	6.19%	1.70%

*	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.96		$11.54	$10.15	$8.25	$13.02	$13.33

Income from investment operations:
Net investment income^	0.08		0.09	0.07	0.11	0.11	0.06
Net realized and unrealized gain/(loss) on investments	0.72		(0.56)	1.39	1.90	(4.76)	0.23
Total from investment operations	0.80		(0.47)	1.46	2.01	(4.65)	0.29

Less distributions:
From net investment income	—		(0.11)	(0.07)	(0.11)	(0.12)	(0.06)
From net realized gain on investments	—		—	—	—	(0.00)#	(0.54)
	—		(0.11)	(0.07)	(0.11)	(0.12)	(0.60)

Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.76		$10.96	$11.54	$10.15	$8.25	$13.02

Total return	7.30	%+	-4.09%	14.39%	24.41%	-35.66%	2.13%

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,305		$14,209	$17,832	$15,672	$14,374	$27,746
Ratio of expenses to average net assets:
Before fee waivers	2.54	%**	2.41%	2.35%	2.50%	2.32%	2.12%
After fee waivers	1.98	%**	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets:
Before fee waivers	0.76	%**	0.39%	0.29%	0.69%	0.65%	0.27%
After fee waivers	1.32	%**	0.82%	0.66%	1.21%	0.99%	0.41%
Portfolio turnover rate	5.67	%+	37.24%	35.78%	2.17%	3.61%	4.49%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.92		$11.50	$10.12	$8.22	$12.99	$13.32

Income from investment operations:
Net investment income^	0.09		0.12	0.09	0.12	0.14	0.08
Net realized and unrealized gain/(loss) on investments	0.71		(0.56)	1.39	1.92	(4.76)	0.22
Total from investment operations	0.80		(0.44)	1.48	2.04	(4.62)	0.30

Less distributions:
From net investment income	—		(0.14)	(0.10)	(0.14)	(0.15)	(0.10)
From net realized gain on investments	—		—	—	—	(0.00)#	(0.54)
	—		(0.14)	(0.10)	(0.14)	(0.15)	(0.64)

Redemption fees retained	—		—	—	0.00 ^#	—	0.01 ^

Net asset value, end of period	$11.72		$10.92	$11.50	$10.12	$8.22	$12.99

Total return	7.33	%+	-3.83%	14.60%	24.79%	-35.48%	2.26%

Ratios/supplemental data:
Net assets, end of period (thousands)	$334		$282	$368	$565	$156	$177
Ratio of expenses to average net assets:
Before fee waivers	2.30	%**	2.16%	2.10%	2.25%	2.07%	1.87%
After fee waivers	1.73	%**	1.73%	1.73%	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets:
Before fee waivers	1.01	%**	0.62%	0.48%	0.86%	0.95%	0.44%
After fee waivers	1.58	%**	1.05%	0.85%	1.38%	1.28%	0.58%
Portfolio turnover rate	5.67	%+	37.24%	35.78%	2.17%	3.61%	4.49%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is long-term capital appreciation. The investment objectives of the Al Frank Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.  The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ transfer agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.Security Valuation:  All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade   date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2012:

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services	$1,099,500	$—	$—	$1,099,500
Consumer Discretionary	12,067,080	—	—	12,067,080
Consumer Staples	4,843,270	—	—	4,843,270
Energy	10,184,621	—	—	10,184,621
Financials	8,971,200	—	—	8,971,200
Health Care	9,463,848	—	—	9,463,848
Industrials	9,621,738	—	—	9,621,738
Information Technology	14,176,630	—	—	14,176,630
Materials	5,002,850	—	—	5,002,850
Telecommunication Services	2,136,000	—	—	2,136,000
Utilities	1,186,600	—	—	1,186,600
Total Common Stocks	78,753,337	—	—	78,753,337
Short-Term Investments	6,216,916	—	—	6,216,916
Total Investments	$84,970,253	$—	$—	$84,970,253

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

Al Frank Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services	$146,600	$—	$—	$146,600
Consumer Discretionary	2,338,205	—	—	2,338,205
Consumer Staples	911,540	—	—	911,540
Energy	1,559,284	—	—	1,559,284
Financials	1,684,445	—	—	1,684,445
Health Care	1,417,519	—	—	1,417,519
Industrials	2,002,170	—	—	2,002,170
Information Technology	2,424,421	—	—	2,424,421
Materials	1,007,293	—	—	1,007,293
Retail Trade	117,964	—	—	117,964
Telecommunication Services	363,120	—	—	363,120
Utilities	387,800	—	—	387,800
Total Common Stocks	14,360,361	—	—	14,360,361
Short-Term Investments	303,133	—	—	303,133
Total Investments	$14,663,494	$—	$—	$14,663,494

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2012, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended June 30, 2012.

New Accounting Pronouncement – In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2012, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2012, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $429,856 and $74,709, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended June 30, 2012, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $94,631 and $42,572 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2012	$203,579	2012	$75,653
2013	183,473	2013	62,503
2014	186,024	2014	71,963
2015	94,631	2015	42,572
	$667,707		$252,691

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended June 30, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$48,231	$13,441
Fund Accounting	24,141	17,865
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	26,568	19,327
Custody	4,363	1,799
Chief Compliance Officer	3,104	2,868

At June 30, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$34,578	$ 8,969
Fund Accounting	16,894	11,762
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	17,610	12,895
Custody	2,179	490
Chief Compliance Officer	2,104	1,868

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2012 amounted to $358,750 representing 0.44% of net assets. Transactions during the six months ended June 30, 2012 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	—
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 6 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2012, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $103,301 and $18,290, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Funds were:

	Purchases	Sales
Al Frank Fund	$2,626,201	$9,837,032
Al Frank Dividend Value Fund	832,261	1,663,454

NOTE 8 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $14,400,000 and $2,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended June 30, 2012, the Funds did not draw upon their lines of credit.

NOTE 9 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2012 (Unaudited), Continued

As of June 30, 2012, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$3,999,597	$4,068,752

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts and wash sale losses deferred.

The tax character of distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2012	2011	2012	2011
Ordinary income	$—	$660,489	$—	$144,312
Long-term capital gain	—	18,807,540	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2011, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$74,871,258	$13,759,486
Gross unrealized appreciation	19,214,421	2,262,924
Gross unrealized depreciation	(5,739,759)	(1,431,480)
Net unrealized appreciation (a)	13,474,662	831,444
Undistributed ordinary income	—	1,147
Undistributed long-term capital gain	646,701	—
Total distributable earnings	646,701	1,147
Other accumulated gains/(losses)	(23)	(30,734)
Total accumulated earnings/(losses)	$14,121,340	$801,857

(a)
The difference between book basis and tax basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Al Frank Dividend Value Fund.  The book basis and tax basis cost and net unrealized appreciation in the Al Frank Fund are the same.

The Al Frank Dividend Value Fund had tax capital losses in the amount of $30,734 which may be carried to offset future gains.  These losses expire in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Advisor
Al Frank Asset Management, Inc.
85 Argonaut, Suite 220
Aliso Viejo, CA  92656
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and month end
•	Applications, including new account forms, IRA and IRA transfer forms
•	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 8/12

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date      9/4/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date      9/4/12

By (Signature and Title)*                    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date      9/4/12

* Print the name and title of each signing officer under his or her signature.